Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,420,798	$ 10,560	$ 16,762
Accounts receivable			8,468
Prepaid expenses	47,646	40,909	10,871
Total current assets	1,468,444	51,469	36,101
Property and equipment, net	20,060	30,554	52,066
Other assets	16,811	8,780	16,036
Total assets	1,505,315	90,803	104,203
Current liabilities:
Accounts payable and accrued expenses	547,908	663,506	431,650
Accrued interest (including $34,656, $99,425, $99,425 and $56,628 payable to related parties)	34,656	248,120	118,137
Accrued officers' salary	124,250	607,333	200,028
Note payable, net of discount of $0 and $48,942, respectively		125,000	177,358
Notes payable - related party	1,964,985	1,964,985	1,964,985
Convertible notes payable, net of discount of $0 and $675,443, $675,453 and $0 respectively		1,020,315	680,268
Derivative liability	1,014,227	1,250,581
Total current liabilities	3,686,026	5,879,840	3,572,426
Commitments and contingencies
Stockholders' deficit
Preferred stock value
Common stock value	15,370	11,912	9,465
Additional paid-in capital	33,066,404	22,738,574	17,815,732
Common stock issuable, 4,500,000 shares		430	(20,020)
Accumulated deficit	(35,262,485)	(28,539,953)	(21,273,400)
Total stockholders' deficit	(2,180,711)	(5,789,037)	(3,468,223)
Total liabilities and stockholders' deficit	$ 1,505,315	$ 90,803	$ 104,203